Financial instruments by category - Summary of Detailed Information of Category of Financial Instruments (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial asset measured at fair value through profit or loss:
Financial assets at fair value through profit or loss	¥ 5,000
Financial asset measured at amortized costs:
Financial assets	81,438	¥ 32,615
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	72,279	32,288
Trade payables [Member]
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	16,872	4,320
Other payables and accruals (excluding employee benefit payables and taxes payables) {Member]
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	35,774	10,132
Lease liabilities [member]
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	19,633	17,836
Trade receivables [member]
Financial asset measured at amortized costs:
Financial assets at amortised cost	38,456	4,824
Other receivables, prepayments and deposits (excluding prepayments to suppliers and prepaid expenses). [Member]
Financial asset measured at amortized costs:
Financial assets at amortised cost	29,493	24,126
Cash and cash equivalents [Member]
Financial asset measured at amortized costs:
Financial assets at amortised cost	¥ 8,489	¥ 3,665